CAPITAL LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2018
CAPITAL LEASE OBLIGATIONS [Text Block]
6.	CAPITAL LEASE OBLIGATIONS

The Company leases shop equipment under capital leases at an effective annual interest rate of 5.56% over a period of 60 months ending in mid-2022. At December 31, 2018, $34,790 (2017 – $47,308) were owed on these leases. During the year ended December 31, 2018, $12,518 (2017 – $4,684) in principal payments on the leases were made. Future lease payments total $34,790 consisting of $9,210 due in one year and $25,580 due after one year.

The leased shop equipment are amortized over 5 years on a straight-line basis. Included in Equipment (Note 4) are shop equipment under capital leases of $53,139 (2017 – $53,139) with a carrying value at December 31, 2018 of $37,084 (2017 – $47,712) after accumulated amortization of $16,055 (2017 – $5,427).